Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS 9
Prospectus Date	rr_ProspectusDate	Jan. 29, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PRUDENTIAL INVESTMENT PORTFOLIOS 9

PGIM QMA Large-Cap Core Equity Fund

(the "Fund")

Supplement dated June 24, 2019 to the Currently Effective Prospectus and Summary Prospectus

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

Effective June 24, 2019, certain of the Fund's expenses will be reduced. To reflect these changes, the Fund's Prospectus and Summary Prospectus are hereby revised as follows:

1.   In the Summary Prospectus and Prospectus section entitled "Fund Summary—Fund Fees and Expenses," the Annual Fund Operating Expenses table is deleted and replaced with the following new table:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class Z	Class R6(1)

Management fees	0.35%	0.35%	0.35%	0.35%	0.35%

Distribution and service (12b-1) fees	0.30%	1.00%	1.00%	None	None

Other expenses(2)	0.20%	0.83%	0.35%	0.20%	0.06%

Total annual Fund operating expenses	0.85%	2.18%	1.70%	0.55%	0.41%

Fee waiver and/or expense reimbursement	(0.13)%	(0.60)%	(0.26)%	(0.07)%	(0.06)%

Total annual Fund operating expenses after fee	0.72%	1.58%	1.44%	0.48%	0.35%
waiver and/or expense reimbursement(3,4)

(1)   Formerly known as Class Q.

(2)   Expense information in the table has been restated to reflect current fees.

(3)   PGIM Investments LLC (PGIM Investments) has contractually agreed, through February 28, 2021, to limit net annual Fund operating expenses, exclusive of distribution and service (12b-1) fees and transfer agency expenses (including sub-transfer agency and networking fees), of each class of shares to 0.35% of the Fund's average daily net assets. Separately, PGIM Investments has contractually agreed, through February 28, 2021, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 0.72% of average daily net assets for Class A shares, 1.58% of average daily net assets for Class B shares, and 1.44% of average daily net assets for Class C shares. These contractual waivers exclude interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, PGIM Investments agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, Total Annual Fund Operating Expenses for Class R6 shares will not exceed Total Annual Fund Operating Expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These waivers may not be terminated prior to February 28, 2021 without the prior approval of the Fund's Board of Trustees.

(4)   The distributor of the Fund has contractually agreed through February 29, 2020 to limit the Fund's Class A distribution and service (12b-1) fees to 0.25% of the Fund's Class A average daily net assets. This waiver may not be terminated prior to February 29, 2020 without the prior approval of the Fund's Board of Trustees.

2.   In the Summary Prospectus and Prospectus section entitled "Fund Summary—Fund Fees and Expenses—Example," the table is deleted and replaced with the following new table:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class 1	Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A	$619	$794	$983	$1,530	$619	$794	$983	$1,530

Class B	$661	$924	$1,215	$1,964	$161	$624	$1,115	$1,964

Class C	$247	$510	$899	$1,987	$147	$510	$899	$1,987

Class Z	$49	$169	$300	$683	$49	$169	$300	$683

Class R6†	$36	$126	$224	$512	$36	$126	$224	$512
†   Formerly known as Class Q.

PGIM QMA LARGE-CAP CORE EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PRUDENTIAL INVESTMENT PORTFOLIOS 9

PGIM QMA Large-Cap Core Equity Fund

(the "Fund")

Supplement dated June 24, 2019 to the Currently Effective Prospectus and Summary Prospectus

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

Effective June 24, 2019, certain of the Fund's expenses will be reduced. To reflect these changes, the Fund's Prospectus and Summary Prospectus are hereby revised as follows:

1.   In the Summary Prospectus and Prospectus section entitled "Fund Summary—Fund Fees and Expenses," the Annual Fund Operating Expenses table is deleted and replaced with the following new table:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class Z	Class R6(1)

Management fees	0.35%	0.35%	0.35%	0.35%	0.35%

Distribution and service (12b-1) fees	0.30%	1.00%	1.00%	None	None

Other expenses(2)	0.20%	0.83%	0.35%	0.20%	0.06%

Total annual Fund operating expenses	0.85%	2.18%	1.70%	0.55%	0.41%

Fee waiver and/or expense reimbursement	(0.13)%	(0.60)%	(0.26)%	(0.07)%	(0.06)%

Total annual Fund operating expenses after fee	0.72%	1.58%	1.44%	0.48%	0.35%
waiver and/or expense reimbursement(3,4)

(1)   Formerly known as Class Q.

(2)   Expense information in the table has been restated to reflect current fees.

(3)   PGIM Investments LLC (PGIM Investments) has contractually agreed, through February 28, 2021, to limit net annual Fund operating expenses, exclusive of distribution and service (12b-1) fees and transfer agency expenses (including sub-transfer agency and networking fees), of each class of shares to 0.35% of the Fund's average daily net assets. Separately, PGIM Investments has contractually agreed, through February 28, 2021, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 0.72% of average daily net assets for Class A shares, 1.58% of average daily net assets for Class B shares, and 1.44% of average daily net assets for Class C shares. These contractual waivers exclude interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, PGIM Investments agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, Total Annual Fund Operating Expenses for Class R6 shares will not exceed Total Annual Fund Operating Expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These waivers may not be terminated prior to February 28, 2021 without the prior approval of the Fund's Board of Trustees.

(4)   The distributor of the Fund has contractually agreed through February 29, 2020 to limit the Fund's Class A distribution and service (12b-1) fees to 0.25% of the Fund's Class A average daily net assets. This waiver may not be terminated prior to February 29, 2020 without the prior approval of the Fund's Board of Trustees.

2.   In the Summary Prospectus and Prospectus section entitled "Fund Summary—Fund Fees and Expenses—Example," the table is deleted and replaced with the following new table:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class 1	Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A	$619	$794	$983	$1,530	$619	$794	$983	$1,530

Class B	$661	$924	$1,215	$1,964	$161	$624	$1,115	$1,964

Class C	$247	$510	$899	$1,987	$147	$510	$899	$1,987

Class Z	$49	$169	$300	$683	$49	$169	$300	$683

Class R6†	$36	$126	$224	$512	$36	$126	$224	$512
†   Formerly known as Class Q.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2021 February 29, 2020
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information in the table has been restated to reflect current fees.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
PGIM QMA LARGE-CAP CORE EQUITY FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.35%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	0.20%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.85%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.72%	[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 619
3 Years	rr_ExpenseExampleYear03	794
5 Years	rr_ExpenseExampleYear05	983
10 Years	rr_ExpenseExampleYear10	1,530
1 Year	rr_ExpenseExampleNoRedemptionYear01	619
3 Years	rr_ExpenseExampleNoRedemptionYear03	794
5 Years	rr_ExpenseExampleNoRedemptionYear05	983
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,530
PGIM QMA LARGE-CAP CORE EQUITY FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.35%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.83%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.18%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.60%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.58%	[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 661
3 Years	rr_ExpenseExampleYear03	924
5 Years	rr_ExpenseExampleYear05	1,215
10 Years	rr_ExpenseExampleYear10	1,964
1 Year	rr_ExpenseExampleNoRedemptionYear01	161
3 Years	rr_ExpenseExampleNoRedemptionYear03	624
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,115
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,964
PGIM QMA LARGE-CAP CORE EQUITY FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.35%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.35%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.70%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.44%	[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 247
3 Years	rr_ExpenseExampleYear03	510
5 Years	rr_ExpenseExampleYear05	899
10 Years	rr_ExpenseExampleYear10	1,987
1 Year	rr_ExpenseExampleNoRedemptionYear01	147
3 Years	rr_ExpenseExampleNoRedemptionYear03	510
5 Years	rr_ExpenseExampleNoRedemptionYear05	899
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,987
PGIM QMA LARGE-CAP CORE EQUITY FUND | Class Z
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.35%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.20%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.55%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.48%	[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 49
3 Years	rr_ExpenseExampleYear03	169
5 Years	rr_ExpenseExampleYear05	300
10 Years	rr_ExpenseExampleYear10	683
1 Year	rr_ExpenseExampleNoRedemptionYear01	49
3 Years	rr_ExpenseExampleNoRedemptionYear03	169
5 Years	rr_ExpenseExampleNoRedemptionYear05	300
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 683
PGIM QMA LARGE-CAP CORE EQUITY FUND | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.35%	[4]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[4]
Other expenses	rr_OtherExpensesOverAssets	0.06%	[1],[4]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.41%	[4]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[4]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.35%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	$ 36	[4]
3 Years	rr_ExpenseExampleYear03	126	[4]
5 Years	rr_ExpenseExampleYear05	224	[4]
10 Years	rr_ExpenseExampleYear10	512	[4]
1 Year	rr_ExpenseExampleNoRedemptionYear01	36	[4]
3 Years	rr_ExpenseExampleNoRedemptionYear03	126	[4]
5 Years	rr_ExpenseExampleNoRedemptionYear05	224	[4]
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 512	[4]

[1]	Expense information in the table has been restated to reflect current fees.
[2]	PGIM Investments LLC (PGIM Investments) has contractually agreed, through February 28, 2021, to limit net annual Fund operating expenses, exclusive of distribution and service (12b-1) fees and transfer agency expenses (including sub-transfer agency and networking fees), of each class of shares to 0.35% of the Fund's average daily net assets. Separately, PGIM Investments has contractually agreed, through February 28, 2021, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 0.72% of average daily net assets for Class A shares, 1.58% of average daily net assets for Class B shares, and 1.44% of average daily net assets for Class C shares. These contractual waivers exclude interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, PGIM Investments agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, Total Annual Fund Operating Expenses for Class R6 shares will not exceed Total Annual Fund Operating Expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These waivers may not be terminated prior to February 28, 2021 without the prior approval of the Fund's Board of Trustees.
[3]	The distributor of the Fund has contractually agreed through February 29, 2020 to limit the Fund's Class A distribution and service (12b-1) fees to 0.25% of the Fund's Class A average daily net assets. This waiver may not be terminated prior to February 29, 2020 without the prior approval of the Fund's Board of Trustees.
[4]	Formerly known as Class Q.